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                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999


Check here if Amendment {x}; Amendment Number: 5
This Amendment (Check only one.): { } is a restatement.
                                  {x} adds new holdings entries.

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Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York      May 23, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  5


Form 13F Information Table Entry Total:             8


Form 13F Information Table Value Total:         56629


List of Other Included Managers:

Bankers Trust Company                           01
DB Alex. Brown Inc.                             02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05



THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM
THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED
AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM
13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at
the end of this quarter.
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                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D ATLANTIC RICHFIELD CO          COM              048825103     5982    67500 SH      SHARED        04       67500
D DELTA & PINE LD CO             COM              247357106     1811    70000 SH      SHARED        04       70000
D EXXON CORP                     COM              302290101    16172   212800 SH      SHARED        04      212800
D GENERAL INSTR CORP DEL         COM              370120107    14947   311400 SH      SHARED        04      311400
D RELIANCE BANCORP INC           COM              759451107     3691    98100 SH      SHARED        04       98100
D REPUBLIC N Y CORP              COM              760719104     2764    45000 SH      SHARED        04       45000
D TELEBANC FINANCIAL CORP        COM              87925R109     2053    89300 SH      SHARED        04       89300
D UST CORP                       COM              902900109     9206   299400 SH      SHARED        04      299400
S REPORT SUMMARY                  8 DATA RECORDS               56629            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED